Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	USD

Accounts receivable	743	973	139
Less: Allowance for credit losses	(10)	(28)	(4)
Accounts receivable, net	733	945	135

Schedule of Allowance for Credit Loss

The movement of the allowance for credit losses is as follows:

	As of December 31,
	2024	2025
	RMB	RMB	USD

Balance at the beginning of the year	9	10	1
Additions	277	100	14
Write off	(276)	(82)	(11)
Total	10	28	4